Accumulated other comprehensive income (Components of Accumulated Other Comprehensive Income (Loss) and Related Changes, Net of Taxes) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	¥ 27,347	¥ (39,907)	¥ 234,021
Reclassifications, taxes	7,229	18,020	6,514
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(3,624)	9,240	10,719
Reclassifications, taxes	0	0	0
Unrealized gains (losses) on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	38,539	(9,048)	130,092
Reclassifications, taxes	9,729	23,275	9,832
Pension liability adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, taxes	(7,568)	(40,099)	93,210
Reclassifications, taxes	¥ (2,500)	¥ (5,255)	¥ (3,318)